Description of the Plan (Additional Information) (Details) - EBP 2019 [Member] - USD ($)	1 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan share purchase amount			$ 25,000
Number of shares participants purchased	11,483	21,324	3,631	13,531
Employee benefit plan Percentage			85.00%
Purchase price per share	$ 6.0945	$ 6.375	$ 5.933	$ 6.4515
Employee benefit plan shares reserved for future issuance			$ 416,945
Minimum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan participant contribution			1.00%
Maximum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan participant contribution			15.00%
Number of shares participants purchased			3,000
Number of shares offered under the plan			600,000